NOTES PAYABLE (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Dec. 01, 2024	Feb. 15, 2024	Nov. 15, 2023	Aug. 04, 2022	Sep. 28, 2021	Jun. 24, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 12, 2024	Aug. 15, 2023	Jun. 15, 2022
Short-Term Debt [Line Items]
Shares issued		10,000	40,000
Amortization of debt discount								$ 5,694	$ 5,694	$ 11,306
Shares issued			10,000									30,000
Value of shares		50,000	40,000				1,440,000
Notes payable							$ 240,000		170,000	164,306
Investor [Member]
Short-Term Debt [Line Items]
Proceeds from loan				$ 250,000
Debt instrument discount rate				10.00%
Shares issued				10,000
Debt instrument unpaid principal and interest				70.00%
Purchase of warrants				200,000
Investment				$ 200,000
Shares issued				$ 2.00
Warrant term				5 years
Debt instrument description				The Investor was granted registration rights for a registration statement in connection with a subsequent offering, subject to certain exceptions. If after sixty (60) days of this offering (i) a registration statement for the common stock underlying the Warrants has gone effective, and is still effective, (ii) the 20-day volume-weighted daily average price of the Company’s common stock exceeds $6 per share, (iii) the average daily trading volume is at least 500,000 shares during such 20-day period, and (iv) an event of default under the Note has not occurred, then the Company will have the option for thirty (30) days to elect to call the Investor’s unexercised Warrants at a price per Warrant equal to $0.10 per Warrant; provided that, the Company provides the Investor with written notice of its intent to redeem, and the Investor has thirty (30) days after receipt of notice to elect to exercise the Warrants.
Proceeds from issuance of debt	$ 70,000									170,000
Unamortized discount							$ 7,000		0	17,000	$ 7,000
Amortization of debt discount									$ 5,694	$ 11,306
Headway Capital [Member]
Short-Term Debt [Line Items]
Debt interest rate							3.33%		3.33%
Line of credit													$ 60,600
Short term borrowings							$ 32,609		$ 38,111
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Proceeds from loan					$ 314,700	$ 130,600
Loan amount					$ 445,400
Debt interest rate					3.75%
Monthly payment					$ 2,245